UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2010
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/12/2010
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106	36,209	  331,400    x		   294,740	 36,660
American Express Co.		COMMON STOCK	025816109	39,000	  982,380    x		   880,630	101,750
Apple Inc.			COMMON STOCK	037833100	59,366	  236,021    x		   212,488	 23,533
Automatic Data Processing, Inc.	COMMON STOCK	053015103	56,656	1,407,245    x		 1,254,895	152,350
Cerner Corp.			COMMON STOCK	156782104	40,315	  531,230    x		   473,180	 58,050
Coca Cola Company		COMMON STOCK	191216100	54,800	1,093,375    x		   981,575	111,800
Ebay Inc.			COMMON STOCK	278642103	37,119	1,892,880    x		 1,687,460	205,420
Ecolab Inc.			COMMON STOCK	278865100	44,122	  982,450    x		   871,850	110,600
Fastenal Co.			COMMON STOCK	311900104	68,809	1,370,961    x		 1,241,561	129,400
FedEx Corp.			COMMON STOCK	31428x106	35,612	  507,945    x	           450,250	 57,695
Google Inc.			COMMON STOCK	38259P508	38,894	   87,412    x		    77,861	  9,551
Intuitive Surgical		COMMON STOCK	46120E602	10,501	   33,270    x		    29,780	  3,490
Johnson & Johnson		COMMON STOCK	478160104	47,090	  797,325    x		   710,850	 86,475
Juniper Networks, Inc.		COMMON STOCK	48203R104	38,019	1,666,030    x		 1,485,010	181,020
Lowe's Co. Inc.			COMMON STOCK	548661107	58,233	2,851,740    x		 2,577,440	274,300
Medtronic Inc.			COMMON STOCK	585055106	236	    6,500    x		     6,500	      0
Microsoft Corp.			COMMON STOCK	594918104	57,175	2,484,808    x		 2,241,653	243,155
National Oilwell Varco, Inc.	COMMON STOCK	637071101	44,330	1,340,490    x		 1,214,290	126,200
Oracle Corp.			COMMON STOCK	68389x105	57,883	2,697,240    x		 2,431,890	265,350
Pepsico Inc.			COMMON STOCK	713448108	41,181	  675,652    x		   603,500	 72,152
Qualcomm Inc.			COMMON STOCK	747525103	25,760	  784,400    x		   696,870	 87,530
Red Hat Inc.			COMMON STOCK	756577102	35,423	1,224,000    x		 1,092,300	131,700
Schlumberger 			COMMON STOCK	806857108	38,810	  701,300    x		   623,900	 77,400
Staples Inc.			COMMON STOCK	855030102	68,866	3,614,987    x		 3,263,727	351,260
Starbucks Corporation		COMMON STOCK	855244109	58,473	2,406,310    x		 2,159,810	246,500
State Street Corp.		COMMON STOCK	857477103	56,062	1,657,655    x		 1,501,710	155,945
Stryker Corp.			COMMON STOCK	863667101	25,873	  516,830    x		   459,750	 57,080
Teva Pharmaceuticals Ind. ADR	COMMON STOCK	881624209	70,211	1,350,464    x		 1,221,774	128,690
Visa Inc.			COMMON STOCK	92826c839	74,491	1,052,872    x		   951,790	101,082
VistaPrint N.V.			COMMON STOCK	N93540107	13,127	  276,410    x		   245,890	 30,520
Zimmer Holdings Inc.		COMMON STOCK	98956p102	48,639	  899,890    x		   816,740	 83,150


Total							     1,381,282


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